UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.) :      [X] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           GuideStone Capital Management
Address:        2401 Cedar Springs Rd
                Dallas, TX 75201

Form 13F File Number:          28-10998

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Rodric E. Cummins
Title:          Senior Vice President
Phone:          214.720.4752

Signature, Place, and Date of Signing:

/s/ Rodric E.Cummins               Dallas, TX                    9-18-2009
-----------------------------  -----------------------          ------------
    [Signature]                    [City, State]                  [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     FORM 13F
     FILE NUMBER         NAME
     28-10120            AQR Capital Management, LLC
     28-03570            AXA (on behalf of Alliance Capital Management, L.P.)
     28-05508            Aronson + Johnson + Ortiz, LP
     28-1006             Barrow, Hanley, Mewhinney & Strauss, Inc.
     28-12019            BlackRock, Inc. (on behalf of BlackRock Financial Management)
     28-12019            BlackRock, Inc. (on behalf of BlackRock Institutional)
     28-10449            Columbus Circle Investors
     28-10957            Genesis Asset Managers, LLP
     28-04981            Goldman Sachs Group, Inc. (on behalf of Goldman Sachs Asset Management L.P.)
     28-10469            Lazard Asset Management LLC
     28-398              Loomis, Sayles & Company, L.P.
     28-413              Lord, Abbett & Co LLC
     28-06748            Marsico Capital Management, LLC
     28-04968            Massachusetts Financial Services Co (MFS Institutional Advisors, Inc.)
     28-03719            McKinley Capital Management, Inc.
     28-11450            Mondrian Investment Partners LTD
     28-290              Northern Trust Corporation (on behalf of Northern Trust Investments, N.A.)
     28-2701             Allianz Global Investors of America L.P. (on behalf of PIMCO)
     28-04643            Payden & Rygel
     28-10372            Philadelphia International Advisors, LP
     28-05014            Rainier Investment Management Inc.
     28-04760            RREEF America LLC
     28-05734            Sands Capital Management, LLC
     28-11092            TimesSquare Capital Management, LLC
     28-02494            The TCW Group, Inc. (on behalf of TCW Investment Management Company)
     28-02682            UBS Global Asset Management (Americas) Inc.
     28-1700             Legg Mason, Inc. (on behalf of Western Asset Management Co.)
     28-1700             Legg Mason, Inc. (on behalf of Western Asset Limited)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
                                            -

Form 13F Information Table Entry Total:     3
                                            -

Form 13F Information Table Value Total:     55,891
                                            ------
                                          (thousands)

List of Other Included Managers:            NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


                                                      Form 13F Information Table

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  Column 1         Column 2         Column 3       Column 4    Column 5       Column 6       Column 7         Column 8
----------------------------------------------------------------------------------------------------------------------------------
NAME OF ISSUER     CLASS             CUSIP          VALUE       SH/PRN     INVESTMENT       OTHER            VOTING AUTHORITY
                                                                AMOUNT     DISCRETION      MANAGERS       SOLE      SHARED    NONE
----------------------------------------------------------------------------------------------------------------------------------
ISHARES TR       RUSL 2000          464287648      36,619     720,000 SH      SOLE            0         720,000
----------------------------------------------------------------------------------------------------------------------------------
ISHARES TR       US TIPS BD FD      464287176       7,277      73,327 SH      SOLE            0          73,327
----------------------------------------------------------------------------------------------------------------------------------
ISHARES TR       US TIPS BD FD      464287176      11,995     120,873 SH      SOLE            0         120,873
----------------------------------------------------------------------------------------------------------------------------------